Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 55,849		$ 26,797			$ 109,587	$ 62,166
MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 53,738		$ 35,369	$ 30,578			$ 57,007	$ 149,739	$ 114,620
Betting Technology, Content and Services
Disaggregation of Revenue [Line Items]
Revenue	40,673		18,352		21,581	79,628	45,774	47,531	110,618	88,370
Betting Technology, Content and Services | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Revenue		38,955		27,421
Sports Technology and Services
Disaggregation of Revenue [Line Items]
Revenue	7,190		3,506		5,187	12,596	7,323	3,741	16,066	14,367
Sports Technology and Services | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Revenue		5,406		3,818
Media Technology, Content and Services
Disaggregation of Revenue [Line Items]
Revenue	7,986		4,939		3,810	17,363	9,069	5,735	23,055	11,883
Media Technology, Content and Services | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Revenue		9,377		4,130
Europe
Disaggregation of Revenue [Line Items]
Revenue	42,011		21,465		23,347	81,737	50,355	43,524	119,393	90,453
Europe | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Revenue		39,726		28,898
Americas
Disaggregation of Revenue [Line Items]
Revenue	9,509		3,533		4,188	19,914	7,831	7,809	20,419	15,699
Americas | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Revenue		10,405		4,293
Rest of the World
Disaggregation of Revenue [Line Items]
Revenue	$ 4,329		$ 1,799			$ 7,936	$ 3,980
Rest of the World | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 3,607		$ 2,178	$ 3,043			$ 5,674	$ 9,927	$ 8,468